Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Prospectus Date	rr_ProspectusDate	Mar. 15, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2019